Debt - Schedule of Line of Credit Facilities (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Debt Instrument [Line Items]
Outstanding aggregate principal amount			$ 2,794,108	$ 3,331,909
Term loan facility USD [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Outstanding aggregate principal amount | €	[1]	€ 1,013,883
Term loan facility USD [Member] | USD | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	[1],[2]	USD LIBOR + 2.75%
Facility maturity date	[1]	--06-28
Outstanding aggregate principal amount	[1]		1,013,883
Term Loan Facility EUR [Member] | Facility maturity date June 28
Debt Instrument [Line Items]
Outstanding aggregate principal amount | €	[3]	€ 710,000
Term Loan Facility EUR [Member] | EUR | Facility maturity date June 28
Debt Instrument [Line Items]
Interest rate (1)	[2],[3]	EURIBOR + 3%
Facility maturity date	[3]	--06-28
Outstanding aggregate principal amount	[3]		807,231
Secured Loan Notes E U R | Facility maturity date June 29
Debt Instrument [Line Items]
Outstanding aggregate principal amount | €		€ 435,000
Secured Loan Notes E U R | EUR | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	[2]	3%
Facility maturity date		--06-29
Outstanding aggregate principal amount			494,571
Secured Loan Notes U S D | Facility maturity date June 29
Debt Instrument [Line Items]
Outstanding aggregate principal amount | €		€ 400,000
Secured Loan Notes U S D | USD | Facility maturity date June 29
Debt Instrument [Line Items]
Interest rate (1)	[2]	4%
Facility maturity date		--06-29
Outstanding aggregate principal amount			400,000
New Revolving Credit Facility | Facility maturity date December 27
Debt Instrument [Line Items]
Outstanding aggregate principal amount | €		€ 25,000
New Revolving Credit Facility | EUR | Facility maturity date December 27
Debt Instrument [Line Items]
Interest rate (1)	[2]	EURIBOR + 2.25% (0% floor)
Facility maturity date		--12-27
Outstanding aggregate principal amount			28,423
Line of Credit [Member] | Facility maturity date May 23
Debt Instrument [Line Items]
Outstanding aggregate principal amount | €	[4]	€ 50,000
Line of Credit [Member] | USD | Facility maturity date May 23
Debt Instrument [Line Items]
Interest rate (1)	[2],[4]	Prime (2) (3.25) - 0.25%
Facility maturity date	[4]	--05-23
Outstanding aggregate principal amount	[4]		$ 50,000

[1]	Represent New Term Loan Facility (USD) and USD Incremental Term Loan as defined under New Facilities
[2]	For facilities which utilize the EURIBOR and LIBOR rates, a rate floor of 0% and 0.5% applies, respectively.
[3]	Represent New Term Loan Facility (EUR) and EUR Incremental Term Loan as defined under New Facilities
[4]	The Prime Rate is defined as the rate of interest per annum most recently published in The Wall Street Journal (or any successor publication if The Wall Street Journal is no longer published) in the “Money Rates” Section (or such successor section) as the “Prime Rate”.